Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Consolidated, MUFG [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	[1]	¥ 18,279,566	¥ 18,769,793
Total capital (to risk-weighted assets): Actual ratio	[1]	15.87%	16.03%
Tier 1 capital (to risk-weighted assets): Actual amount	[1]	¥ 15,623,321	¥ 16,276,301
Tier 1 capital (to risk-weighted assets): Actual ratio	[1]	13.56%	13.90%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	[1]	¥ 13,708,333	¥ 14,322,407
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	[1]	11.90%	12.23%
Leverage Ratio: Actual amount	[2]	¥ 15,623,321	¥ 16,276,301
Leverage Ratio: Actual ratio	[2]	4.42%	4.94%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 13,827,788	¥ 14,097,771
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	12.01%	12.04%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 11,525,076	¥ 11,755,949
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	10.01%	10.04%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 9,798,042	¥ 9,999,582
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	8.51%	8.54%
Leverage Ratio: Amount for capital adequacy purposes	[2]	¥ 10,593,527	¥ 9,871,460
Leverage Ratio: Ratio for capital adequacy purposes	[2]	3.00%	3.00%
Consolidated, MUFG [Member] | FSA's requirements applicable to Japanese banking institutions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Capital conservation buffer		2.50%	2.50%
G-SIB surcharge		1.50%	1.50%
Countercyclical buffer		0.01%	0.04%
Consolidated, BK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 14,285,601	¥ 14,632,620
Total capital (to risk-weighted assets): Actual ratio		14.43%	14.42%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 12,170,005	¥ 12,639,454
Tier 1 capital (to risk-weighted assets): Actual ratio		12.29%	12.46%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 10,597,133	¥ 10,990,820
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		10.70%	10.83%
Leverage Ratio: Actual amount	[2]	¥ 12,170,005	¥ 12,639,454
Leverage Ratio: Actual ratio	[2]	4.21%	4.63%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 7,917,895	¥ 8,114,105
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 5,938,421	¥ 6,085,579
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 4,453,816	¥ 4,564,184
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes	[2]	¥ 8,656,169	¥ 8,189,494
Leverage Ratio: Ratio for capital adequacy purposes	[2]	3.00%	3.00%
Consolidated, TB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 1,889,973	¥ 2,213,195
Total capital (to risk-weighted assets): Actual ratio		25.46%	24.40%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,625,712	¥ 1,928,955
Tier 1 capital (to risk-weighted assets): Actual ratio		21.90%	21.26%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,444,348	¥ 1,775,565
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		19.46%	19.57%
Leverage Ratio: Actual amount	[2]	¥ 1,625,712	¥ 1,928,955
Leverage Ratio: Actual ratio	[2]	4.51%	5.09%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 593,652	¥ 725,540
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 445,239	¥ 544,155
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 333,929	¥ 408,116
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes	[2]	¥ 1,079,863	¥ 1,135,795
Leverage Ratio: Ratio for capital adequacy purposes	[2]	3.00%	3.00%
Stand-alone, BK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 12,092,262	¥ 13,560,583
Total capital (to risk-weighted assets): Actual ratio		14.76%	15.58%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 10,254,608	¥ 11,773,839
Tier 1 capital (to risk-weighted assets): Actual ratio		12.52%	13.53%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 8,738,975	¥ 10,172,206
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		10.67%	11.69%
Leverage Ratio: Actual amount	[2]	¥ 10,254,608	¥ 11,773,839
Leverage Ratio: Actual ratio	[2]	4.02%	4.84%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 6,550,969	¥ 6,959,207
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 4,913,227	¥ 5,219,405
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 3,684,920	¥ 3,914,554
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes	[2]	¥ 7,644,928	¥ 7,284,812
Leverage Ratio: Ratio for capital adequacy purposes	[2]	3.00%	3.00%
Stand-alone, TB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 2,131,514	¥ 2,195,098
Total capital (to risk-weighted assets): Actual ratio		25.42%	24.25%
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,867,723	¥ 1,911,237
Tier 1 capital (to risk-weighted assets): Actual ratio		22.27%	21.12%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,686,723	¥ 1,758,237
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		20.11%	19.42%
Leverage Ratio: Actual amount	[2]	¥ 1,867,723	¥ 1,911,237
Leverage Ratio: Actual ratio	[2]	5.87%	5.55%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 670,714	¥ 723,953
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		8.00%	8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 503,035	¥ 542,965
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		6.00%	6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 377,276	¥ 407,224
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes	[2]	¥ 953,353	¥ 1,031,484
Leverage Ratio: Ratio for capital adequacy purposes	[2]	3.00%	3.00%

[1]	Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2019 and 2020, and the countercyclical buffer of 0.04% and 0.01% as of March 31, 2019 and 2020, respectively.
[2]	Effective as of March 31, 2019, the minimum leverage ratio requirement was adopted by the FSA.